Description of Business and Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Description of Business and Significant Accounting Policies

1.	Description of Business and Significant Accounting Policies
Description of Business
On August 11, 2021, Rockley Photonics Limited (“Legacy Rockley”) completed a business combination (the “Business Combination”) with SC Health Corporation, a special purpose acquisition company (“SC Health”), with Rockley Photonics Holdings Limited and its subsidiaries surviving the merger. Upon the consummation of the Business Combination, the Company became a publicly traded company listed on the New York Stock Exchange (“NYSE”) under the symbol “RKLY”. For additional information on the Business Combination, please refer to Note 2,
Business Combination
, to these condensed consolidated financial statements. Unless the context otherwise requires, references in these notes to “Rockley”, the “Company”, “we”, “us”, or “our” and any related terms are intended to mean the post-Business Combination consolidated company, Rockley Photonics Holdings Limited, while “Legacy Rockley” and “SC Health” refers to the entities prior to the Business Combination.
Rockley specializes in the research and development of integrated silicon photonics chipsets. Rockley has developed a versatile, application specific, third-generation silicon photonics platform specifically designed for the optical integration challenges facing numerous mega-trend markets. Rockley has partnered with multiple tier-1
customers across the markets to deliver complex optical systems required for transformational sensors, communications, and medical product realization.
Basis of Presentation and Preparation
The accompanying unaudited condensed consolidated financial statements have been prepared by the Company, and reflect all adjustments, consisting only of normal recurring adjustments, that are, in the opinion of management, necessary for the fair presentation of our financial position, results of operations, comprehensive income, cash flows and shareholders’ equity for the interim periods presented. The statements have been prepared in accordance with GAAP for interim financial information. Accordingly, these statements do not include all information and footnotes required by GAAP for annual consolidated financial statements, and should be read in conjunction with Legacy Rockley’s audited consolidated financial statements and notes thereto as of and for the year ended December 31, 2020 in Rockley Photonics Holdings Limited’s Form
S-4
Registration Statement (File
No. 333-255019),
which was declared effective by the SEC on July 22, 2021. The results of operations for the three and nine months ended September 30, 2021 are not necessarily indicative of the operating results to be expected for the full fiscal year or future operating periods.
We accounted for the Business Combination as a forward recapitalization in accordance with GAAP (the “Forward Recapitalization”). Under this method of accounting, SC Health was treated as the acquired company and Legacy Rockley was deemed to be the accounting acquirer for financial reporting purposes. Accordingly, for accounting purposes, the Forward Recapitalization was treated as the equivalent of Legacy Rockley issuing stock for the net assets of SC Health, accompanied by a recapitalization. The net assets of SC Health are stated at historical cost, with no goodwill or other intangible assets recorded. The condensed consolidated assets, liabilities and results of operations prior to the Forward Recapitalization are those of Legacy Rockley. The condensed consolidated financial statements of the combined company post-Forward Recapitalization represents the combined results of Rockley and SC Health beginning August 11, 2021, the date the Business Combination was consummated. The shares, corresponding capital amounts and earnings per share available for shareholders of Legacy Rockley, prior to the Business Combination, converted into the right to receive 2.4835 shares (the “Exchange Ratio”) of ordinary shares, par value $0.000004 (the “ordinary shares”). The recapitalization of the number of ordinary shares attributable to Legacy Rockley is reflected retroactively as shares reflecting the Exchange Ratio to the earliest period presented and is utilized for calculating earnings per share in all prior periods presented.

The preparation of the condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the condensed consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Such estimates include, but are not limited to, revenue recognition, reserves and allowances; valuation of intangibles; product warranties; employee compensation and benefit accruals; stock-based compensation; loss contingencies; income taxes; fair value measurements; and warrant liabilities. Actual results could differ materially from those estimates. Management’s estimates include, as applicable, the anticipated impacts of the
COVID-19
pandemic.
Available-for-Sale
Investments
We classify our investments in debt securities as
available-for-sale
investments. Debt securities primarily consist of corporate bonds, commercial paper and U.S. Treasury debt securities. These investments are primarily held in the custody of a major financial institution. A specific identification method is used to determine the cost basis of debt securities sold. These investments are recorded in the consolidated balance sheets at fair value.
Unrealized gains and temporary losses, net of related taxes, are included in accumulated other comprehensive income (loss) (“AOCI”). Upon realization, those amounts are reclassified from AOCI to earnings. The amortization of premiums and discounts on the investments are included in our results of operations. Realized gains and losses are calculated based on the specific identification method.
We classify our investments as current or
non-current
based on the nature of the investment and their availability for use in current operations.
Other-than-Temporary Impairments on Investments
All of our
available-for-sale
investments are subject to periodic impairment review. When the fair value of a debt security is less than its amortized cost, it is deemed impaired, and we assess whether the impairment is other-than-temporary. An impairment is considered other-than-temporary if (i) we have the intent to sell the security, (ii) it is more likely than not that we will be required to sell the security before recovery of the entire amortized cost basis, or (iii) we do not expect to recover the entire amortized cost basis of the security. If impairment is considered other-than-temporary based on condition (i) or (ii) described above, the entire difference between the amortized cost and the fair value of the debt security is recognized in the results of operations. If an impairment is considered other-than-temporary based on condition (iii) described above, the amount representing credit losses (defined as the difference between the present value of the cash flows expected to be collected and the amortized cost basis of the debt security) is recognized in earnings, and the amount relating to all other factors is recognized in other comprehensive income (OCI).
Going Concern
The Company has incurred net losses since inception, has an accumulated deficit of $386.2 million as of September 30, 2021 and negative cash flow from operations of $91.9 million for the nine months ended September 30, 2021 and expects to incur losses from operations for the foreseeable future. As of September 30, 2021, the Company had cash and cash equivalents of approximately $75.2 million. The Company’s ability to meet its obligations in the ordinary course of business is dependent on its ability to obtain additional financing. As a result, there is substantial doubt about our ability to continue as a going concern. The condensed consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.

Our future liquidity needs, and ability to address those needs, will largely be determined by our ability to obtain additional financing on terms acceptable to us. We will continue to seek additional capital through the sale of debt or equity, or other arrangements, however, there can be no assurance that we will be able to raise additional capital when needed or under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding ordinary shares. Issued debt securities may contain covenants and limit our ability to pay dividends or make other distributions to shareholders. If we are unable to obtain additional financing, operations may be scaled back or discontinued.
Global Pandemic
The
COVID-19
global pandemic has prompted extraordinary measures by governments and businesses to control the spread of
COVID-19
in most or all regions throughout the world. These actions have included travel bans, quarantines, and similar mandates for individuals to substantially restrict normal activities and for businesses to curtail normal operations.
The COVID
–
19 pandemic has adversely impacted our operational efficiency and caused delays in operational activities. During the third quarter of 2021, we continue to take cautious steps to protect our workforce, support community efforts, and follow local government guidelines. Certain key laboratory employees and facilities have continued internal testing and laboratory work to the extent necessary to service customer commitments. The remaining non-essential
workforce were recommended to continue performing their duties from home. The ongoing impact will depend on the duration of the pandemic which is being mitigated by the vaccination of the general population and gradual easing of restrictions.
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (“Topic 820”):
Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which modifies the disclosure requirements on fair value measurements in Topic 820, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Company adopted this guidance on January 1, 2020. The adoption of the guidance did not have a material impact on the condensed consolidated financial statements.
On June 16, 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments (“Topic 326”),
requiring the measurement and recognition of expected credit losses for financial assets held at amortized cost, which include our accounts receivable and contract assets. The standard also requires that the Company recognizes credit impairment losses related to our available-for-sale
debt securities through an allowance for credit losses instead of a reduction in the cost basis. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the condensed consolidated financial statements.
In August 2020, the FASB issued ASU
2020-06,
Debt-Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
. This ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The Company adopted this guidance on January 1, 2021. The adoption of the guidance did not have a material impact on the condensed consolidated financial statements.
Accounting Pronouncements Issued but Not Yet Adopted
In December 2019, the Financial Accounting Standard Board (“FASB”) issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,
which affects general principles within Topic 740,
and are meant to simplify and reduce the cost of accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and simplifies areas including franchise taxes that are partially based on income, transactions with a government that result in a step up in the tax basis of goodwill, the incremental approach for intraperiod tax allocation, interim period income tax accounting for year-to-date
losses that exceed anticipated losses and enacted changes in tax laws in interim periods. ASU
2019-12
is effective for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact this guidance will have on the condensed consolidated financial statements.

1.	Description of Business and Significant Accounting Policies
Description of Business

Rockley Photonics Limited and its subsidiaries (together, “we”, “us,” “our,” or, “the Company”) was founded in 2013 in the United Kingdom. We specialize in the research and development of integrated silicon photonics chipsets and have developed a versatile, application specific, third-generation silicon photonics platform specifically designed for the optical integration challenges facing numerous mega-trend markets. We have partnered with multiple tier-1
customers across the markets to deliver complex optical systems required for transformational sensor, communications, and medical product realization.
Going Concern
The Company has incurred net losses since inception, has an accumulated deficit of $232.9 million as of December 31, 2020 and negative cash flow from operations of $48.4 million for the year ended December 31, 2020 and expects to incur losses from operations for the foreseeable future. As of December 31, 2020, the Company had cash and cash equivalents of approximately $19.2 million. The Company’s ability to meet its obligations in the ordinary course of business is dependent on its ability to obtain additional financing. As a result, there is substantial doubt about our ability to continue as a going concern. The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.
Our future liquidity needs, and ability to address those needs, will largely be determined by its ability to obtain additional financing on terms acceptable to us. We will continue to seek additional capital through the sale of debt or equity, or other arrangements, however, there can be no assurance that we will be able to raise additional capital when needed or under acceptable terms, if at all. The sale of additional equity may dilute existing shareholders and newly issued shares may contain senior rights and preferences compared to currently outstanding Ordinary Shares. Issued debt securities may contain covenants and limit our ability to pay dividends or make other distributions to shareholders. If we are unable to obtain additional financing, operations may be scaled back or discontinued.
Global Pandemic
On March 11, 2020, the World Health Organization characterized the outbreak of
COVID-19
as a global pandemic and recommended containment and mitigation measures. Since then, extraordinary actions have been taken by international, federal, state, and local public health and governmental authorities to contain and combat the outbreak and spread of
COVID-19
in regions throughout the world. These actions include travel bans, quarantines,
“stay-at-home”
orders, and similar mandates for many individuals to substantially restrict daily activities and for many businesses to curtail or cease normal operations.
Consistent with the actions taken by governmental authorities, we have taken appropriately cautious steps to protect our workforce and support community efforts. As part of these efforts and in accordance with applicable government directives, we reduced on-site
operations at our facilities. Certain key laboratory employees and facilities were designated as Essential Critical Infrastructure and we were able to continue internal testing and laboratory work to the extent necessary to service customer commitments. To facilitate on-site
operations, revised operational and manufacturing plans were implemented that conform to
COVID-19
precautionary health guidelines, including universal requirement of facial coverings, rearranging facilities to follow social distancing protocols, conducting active daily temperature checks, regular and thorough disinfecting of surfaces and tools, and regular testing of its employees for
COVID-19.
The remaining
non-essential
workforce was required to perform their duties from home.
The
COVID-19
pandemic and continuing precautionary measures taken have adversely impacted our operational efficiency and caused delays in operational activities. The ongoing impact will depend on the duration of the pandemic, which is being mitigated by advances in the treatment of the disease, prevention efforts including vaccines, broad government measures to contain the spread of the virus, and related government stimulus measures. However, should we experience sustained impact from the pandemic, additional actions such as cost reduction measures may need to be implemented.
Basis of Presentation
The consolidated financial statements and accompanying notes were prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”).
Principles of Consolidation
The consolidated financial statements include Rockley Photonics Limited and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
On an ongoing basis, we evaluate our estimates and assumptions, including those related to (i) revenue recognition including variable consideration, (ii) useful lives and recoverability of property and equipment and long-lived assets, (iii) incremental borrowing rates on the Company’s finance and operating leases, (iv) valuation of our convertible loan notes, (v) valuation allowances for income taxes, (vi) stock-based compensation including the valuation of Ordinary Shares, (vii) valuation of warrants and (viii) contingencies. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results could materially differ from these estimates, including impacts from the
COVID-19
pandemic, the anticipated effects of which have been incorporated, as applicable, into management’s estimates as of and for the year ended December 31, 2020.
Cash and Cash Equivalents
Cash and cash equivalents include short-term, highly liquid investments with an original maturity of three months or less.
Property and Equipment, Net
Property and equipment are recorded at cost and presented net of accumulated depreciation and amortization. Significant additions or improvements extending the useful life of an asset are capitalized, while repairs and maintenance costs are expensed as incurred. Leasehold improvements are amortized on a straight-line basis over the shorter of the term of the lease or the useful life of the assets. Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the related assets.

Computer equipment	3 years
Lab equipment	3 years
Furnitures and fixtures	4 years
Leasehold improvements	Shorter of the lease term and the useful life

Impairment of Long-Lived Assets
We evaluate our long-lived assets, such as property and equipment, and right-of-use
assets for impairment whenever events or changes in circumstances indicate that the carrying value of assets or asset group may not be recoverable. Recoverability of these assets or asset groups is measured by comparing their carrying value to the future net undiscounted cash flows the assets are expected to generate over their remaining economic life. If such assets or asset groups are considered impaired, the impairment to be recognized is measured by the amount by which the carrying value of the assets exceeds their fair value.
The Company tests other intangible assets not subject to amortization for impairment annually and more frequently if events or changes in circumstances between annual tests indicate that it is more likely than not that the asset is impaired.
For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash inflows which are largely independent of the cash inflows from other assets or groups of assets. To date, no such impairment losses have been recorded.
Revenue Recognition
We generate our revenue principally from development services, which entails developing the customer-specific designs of photonics chips. Revenue is recognized when control of promised goods and services are transferred to customers in an amount that reflects the expected consideration in exchange for those products and services. This principle is achieved by applying the following five-step approach:

•
Identification of the contract with a customer –
A contract with a customer exists when we enter into an enforceable contract with a customer that defines each party’s rights and obligations regarding the goods or services to be transferred and identifies the payment terms related to these goods or services, the contract has commercial substance, and we determine that collection of substantially all consideration for goods or services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration. We consider the terms and conditions of the contracts and customary business practices in identifying contracts under Topic 606 Revenue from Contracts with Customers. Our contracts with a customer generally consist of a development services contract against which statements of work (“SOW”) are issued. Each SOW contains one or more agreed-upon projects. We consider the arrangement to be the development services contract combined with the SOW. While the typical duration of a development services contract is multiple years, we generally expect the duration of agreed-upon projects to be six months or less. Generally, our customers have the right to cancel their contracts at any time.

•
Identification of the performance obligations in the contract
– Performance obligations promised in a contract are identified based on the goods or services that will be transferred to the customer that are both capable of being distinct and are distinct in the context of the contract. To the extent a contract includes multiple promised goods or services, we apply judgment to determine whether promised goods or services are capable of being distinct and distinct in the context of the contract. If these criteria are not met, the promised goods or services are accounted for as a combined performance obligation. The individual components of the development services are generally capable of being distinct but not distinct in the context of the contract unless all the goods and services within a certain agreed-upon project of the contract are completed. Generally, the deliverables associated with each agreed-upon project, when combined, are considered a distinct performance obligation.

•
Determination of the transaction price
– The transaction price is determined based on the consideration to which we are entitled in exchange for transferring goods or services to the customer. Our contracts generally do not contain a significant amount of variable consideration as the price of our services are generally fixed at the inception of the agreed-upon project. The Company excludes sales taxes and other taxes from the measurement of transaction price. None of the contracts contain a significant financing component.

•
Allocation of the transaction price to the performance obligations in the contract
– Contracts that contain multiple performance obligations require an allocation of the transaction price to each performance obligation based on a relative standalone selling price (“SSP”). The Company prices each agreed-upon project with an SOW at SSP based on the expected cost plus a margin approach.

•
Recognition of revenue when or as performance obligations are satisfied
– We satisfy performance obligations at a point in time for the development services since the customers do not simultaneously receive and consume the benefits, we do not create or enhance an asset that the customer controls, and we do not have an enforceable right to payment for the performance completed to date. The contracts also contain substantive acceptance terms for each agreed-upon project. Revenue is recognized at the time the related performance obligation is satisfied through the transfer of control of a promised good or service to a customer, which is upon achievement of the agreed-upon project and acceptance by the customer.

Contract balances
– The timing of revenue recognition may differ from the timing of invoicing to customers. Accounts receivable is recorded when the right to consideration is unconditional. We generally have the right to invoice the customer upon acceptance of the agreed-upon project. The payment terms on invoiced amounts are typically
30-45
days, and such amounts are nonrefundable. In situations where revenue recognition occurs before invoicing, an unbilled receivable is recorded, which represents a contract asset. Deferred revenue is recognized if we have an unconditional right to bill or have collected consideration in advance of the right to recognize revenue. There have been no contract balances recorded to date.
Costs to obtain and fulfill a contract –
Incremental costs incurred to obtain a contract with a customer are required to be capitalized and amortized over the period in which the goods and services to which the asset relates are transferred to the customer. We have not incurred any incremental costs in connection with obtaining the revenue contracts. We recognize an asset from the costs to fulfill a contract only if, the costs relate directly to a contract or an anticipated contract, the costs generate or enhance resources of the Company that will be used in satisfying a performance obligation in the future, and the costs are expected to be recovered. These costs have been insignificant to date.
Foreign Currency Transactions
The Company’s reporting currency is the U.S. dollar and the functional currency of the Company’s foreign subsidiaries is the U.S. dollar. Assets and liabilities that are not denominated in the functional currency are remeasured into the functional currency with any related gain or loss recorded in earnings.
Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in realized and unrealized losses/(gains) on foreign currency in the accompanying consolidated statements of operations and comprehensive loss.
Segment Information
Operating segments are defined as components of an entity for which discrete financial information is available that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the CODM. The CODM reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company determined that it has one operating and reportable segment.
Net Loss Per Share
Basic earnings per share is calculated using our weighted-average outstanding Ordinary Shares. Diluted earnings per share is calculated using our weighted-average outstanding Ordinary Shares including the dilutive effect of outstanding equity instruments as determined under the treasury stock method. For periods in which we report net losses, diluted net loss per ordinary share attributable to ordinary shareholders is the same as basic net loss per ordinary share attributable to ordinary shareholders, because all potentially dilutive Ordinary Shares are anti-dilutive.

Concentration of Risk
Financial instruments that potentially subject us to significant concentrations of credit risk consist principally of cash and cash equivalents and accounts receivable. We maintain cash balances at financial institutions that management believes are high-credit, quality financial institutions, where deposits, at times, exceed the Federal Deposit Insurance Corporation limits.
Accounts Receivable
Accounts receivable is recorded at the invoiced amount and do not bear interest. We assess the need for an allowance for doubtful accounts based upon an analysis of past credit history and the current financial condition of its customers, as well as the consideration of expected trends based upon characteristics of the accounts and general economic conditions. Account balances are written off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The allowance for doubtful accounts is insignificant as of December 31, 2020 and 2019.
Equity Method Investments
Equity method investments are all entities over which we have significant influence but not control or joint control. Under the equity method of accounting, the investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the post-acquisition profits or losses of the investee in the consolidated statement of operations and comprehensive loss. Earnings and losses of equity method investments are based on the most recently available financial statements of the investee. Basis differences between the cost of an equity method investment and the underlying equity in the long-lived assets are amortized over the estimated economic useful life of the underlying long-lived asset. We periodically review our equity method investments for impairment and record a reduction in the carrying value, if and when necessary. To date, no such impairment losses have been recorded.
Stock-Based Compensation
We measure compensation expense for all stock-based awards based on the estimated fair value of the awards on the date of grant. Compensation expense is generally recognized as expense on a straight-line basis over the service period based on the vesting requirements. We recognize forfeitures as they occur. We estimate the fair value of stock options granted to employees using the Black-Scholes option pricing model, which requires the input of subjective assumptions, including (i) the fair value of Ordinary Shares, (ii) the expected stock price volatility, (iii) the expected term of the award, (iv) the risk-free interest rate and (v) expected dividends.
We measure nonemployee awards at their fair value on the adoption date of ASU
No. 2018-07.
Following the adoption of ASU
No. 2018-07
on January 1, 2018, the accounting for nonemployee awards is consistent with the accounting for employee stock-based compensation as described above.
We granted options and restricted stock units which vest on the satisfaction of both a specific performance condition and a service-based condition.
Warrants
We determine the accounting classification of warrants, as either liability or equity classified, by first assessing whether the warrants meet liability classification in accordance with ASC
480-10,
Accounting for
Certain Financial Instruments with Characteristics of both Liabilities and Equity, then in accordance with ASC
815-40,
Accounting for Derivative Financial Instruments Indexed to and Potentially Settled in, a Company’s Own Stock. Under ASC 480, warrants are considered liability classified if the warrants are mandatorily redeemable, obligate the Company to settle the warrants or the underlying shares by paying cash or other assets, and warrants that must or may require settlement by issuing variable number of shares. If warrants do not meet the liability classification under ASC
480-10,
the Company assesses the requirements under ASC
815-40,
which states that contracts that require or may require the issuer to settle the contract for cash are liabilities recorded at fair value, irrespective of the likelihood of the transaction occurring that triggers the net cash settlement feature. If the warrants do not require liability classification under ASC
815-40,
in order to conclude equity classification, the company also assesses whether the warrants are indexed to the Company’s ordinary share and whether the warrants are classified as equity under ASC
815-40
or other U.S. GAAP. After all such assessments, the Company concludes whether the warrants are classified as liability or equity. Liability classified warrants require fair value accounting at issuance and subsequent to initial issuance with all changes in fair value after the issuance date recorded in the statements of operations and comprehensive loss. Equity classified warrants only require fair value accounting at issuance with no changes recognized subsequent to the issuance date.
We issue warrants to purchase Ordinary Shares for goods and services received and these warrants are measured at their fair values upon issuance. Where vendors are issued warrants, the fair value of the services are determined by the fair value of the warrants issued. This fair value is measured at the grant date and excludes the impact of non-market
vesting conditions (for example profitability and sales growth targets and performance conditions). Warrants issued for goods and services are ultimately recognized as an expense in selling, general and administrative expenses on the consolidated statements of operations and comprehensive loss with a corresponding credit in additional paid-in
capital.
We may also issue warrants to purchase Ordinary Shares in conjunction with equity financing rounds. Such warrant issuances are recognized as equity issuance costs, with a corresponding credit in additional paid-in
capital, resulting in a net zero change in additional
paid-in
capital.
We issued the liability classified warrants during the year ended December 31, 2020 that are embedded with the 8.0% Convertible Notes. Refer to Note 7, Long Term Debt for details.
Leases
Our lease portfolio is comprised of two major classes: real estate leases, which are the majority of our leased assets, are accounted for as operating leases and a manufacturing equipment lease accounted for as a finance lease on the consolidated balance sheet.
We classify leases as either operating or financing. We determine if an arrangement is a lease at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether we obtain substantially all the economic benefits from and have the ability to direct the use of the asset. Operating lease assets are included under other non-current
assets and operating lease liabilities under other current and long-term liabilities, respectively in the consolidated balance sheets. We recognize lease expense for operating leases on a straight-line basis over the term of the lease. Finance lease asset is included under property, equipment, and finance lease right-of-use
assets, net and finance lease liabilities, current portion under other current liabilities in the consolidated balance sheets. Finance ROU assets are amortized on a straight-line basis over their estimated useful lives.
ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As the Company’s leases do not provide an implicit rate, an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments is used. The operating lease ROU asset includes any lease payments made and excludes lease incentives. Lease terms may include options to extend or terminate the lease when it is reasonably certain that the option will be exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term. The Company has lease agreements with lease and non-lease
components, which are generally combined.

We elected, as an accounting policy for leases of real estate, to account for lease and non-lease
components in a contract as a single lease component. In addition, the recognition requirements are not applied to leases with a term of twelve months or less. Rather, the lease payments for short-term leases are recognized on the consolidated statements of operations and comprehensive loss on a straight-line basis over the lease term.
Variable payments, such as common area charges, maintenance, insurance and taxes, are primarily based on the amount of space occupied. These payments in the Company’s leases are not dependent on an index or a rate and are excluded from the measurement of the lease liabilities and recognized in the consolidated statements of operations and comprehensive loss in the period in which the obligation for those payments is incurred. The Company remeasures lease payments when the contingency underlying such variable payments is resolved such that some or all of the remaining payments become fixed.
Cost of Revenue
Our cost of revenue consists of costs related to the Company’s development services which includes cost of materials, cost associated with packaging and assembly, testing and shipping, cost of personnel, including stock-based compensation, and equipment associated with manufacturing support, logistics and quality assurance, overhead and occupancy costs.
Research and Development Expenses
Research and development expense consists primarily of personnel costs for engineers and third parties engaged in the design and development of products, software and technologies, including salary, bonus and share-based compensation expense, project material costs, services and depreciation. The Company expenses research and development costs as they are incurred
.
Selling, General and Administrative Expenses
Selling, general and administrative expenses consist of human capital related expenses for employees involved in general corporate functions, including executive management and administration, accounting, finance, tax, legal, information technology, marketing, and human resources; depreciation expense and rent relating to facilities; travel costs; professional fees; and other general corporate costs. Human capital expenses primarily include salaries, benefits, bonuses and stock-based compensation. As we continue to grow as a company, we expect that our selling, general and administrative costs will increase on an absolute dollar basis.
Fair Value of Financial Instruments and Fair Value Measurements
The Company determines fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:
Level 1 Inputs: Unadjusted quoted prices for identical assets or instruments in active markets.
Level 2 Inputs: Quoted prices for similar instruments in active markets and quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable.
Level 3 Inputs: Significant inputs into the valuation model are unobservable.
As permitted under the FASB,
ASC 825, Financial Instruments (“ASC 825”)
, we have elected the fair value option to account for the 2019 Convertible Notes, the 3.0% – 2020 Convertible Notes, the 8.00% – 2020 Convertible Notes and the 2020 Term Facility Loan. In accordance with ASC 825, the Company records these debt instruments at fair value with changes in fair value recorded under change in fair value of debt instruments in the consolidated statements of operations and comprehensive loss. As a result of applying the fair value option, direct costs and fees related to the debt instruments were recognized in earnings as incurred and were not deferred.
Fair value is based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Where available, fair value is based on or derived from observable market prices or other observable inputs. Where observable prices or inputs are not available, valuation techniques are applied. These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity.
For debt instruments for which we have not elected fair value accounting (i.e. paycheck protection program), fair value is based on the present value of expected future cash flows and assumptions about the then-current market interest rates as of the reporting period and the creditworthiness of the Company. The carrying value of these debt instruments approximates fair value as the stated interest rate approximates market rates currently available to us.
For all debt instruments, including any for which we have elected fair value accounting, the Company classifies interest that has been accrued during each period as Interest expense on the consolidated statements of operations and comprehensive loss.
The recorded amounts of cash, accounts receivable, trade payable, and accrued expenses and other liabilities approximate the fair values principally because of their short-term nature.
Income Taxes
Deferred income taxes are provided on a liability method, whereby deferred income tax assets are recognized for deductible temporary differences, operating losses, and tax loss carryforwards, and deferred income tax liabilities are recognized for taxable temporary differences. Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at enacted tax rates expected to be in effect when taxes are actually paid or recovered. Deferred income tax assets are reduced by a valuation allowance when, considering all sources of taxable income, in the opinion of management, it is more likely than not that some portion or all of the deferred income tax assets will not be realized. Deferred income tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.
The Company recognizes the income tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by taxing authorities, based on the technical merits of the position. The income tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement.
Recently Adopted Accounting Pronouncements
In January 2016, the FASB issued ASU
2016-01,
Financial Instruments – Overall (Subtopic
825-10):
Recognition and Measurement of Financial Assets and Financial Liabilities
, to address certain aspects of recognition, measurement, presentation, and disclosure of financial assets and financial liabilities. The Company adopted this guidance on January 1, 2019 and it did not have a material impact on the Company’s consolidated financial statements.

In February 2018, the FASB issued ASU
No. 2018-02,
Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Topic 815)
, which allows a reclassification from accumulated other comprehensive income (loss) to retained earnings (accumulated deficit) for stranded income tax effects resulting from the 2017 Tax Cuts and Jobs Act. The amendments in ASU
2018-02
also require certain disclosures about stranded income tax effects. The Company adopted this guidance on January 1, 2019 and it did not have a material impact on the consolidated financial statements.
In August 2018, the FASB issued ASU
2018-13,
Fair Value Measurement (“Topic 820”):
Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
, which modifies the disclosure requirements on fair value measurements in Topic 820, based on the concepts in the Concepts Statement, including the consideration of costs and benefits. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Company adopted this guidance on January 1, 2020. The adoption of the guidance did not have a material impact on the consolidated financial statements. The Company has updated its fair value footnote (see Note 5, Fair Value Measurements for details) with additional and modified disclosures as required by the standard upon adoption.
Accounting Pronouncements Issued but Not Yet Adopted
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes,
which simplifies the accounting for income taxes by eliminating certain exceptions to the guidance in Topic 740 related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. The new guidance also simplifies aspects of the accounting for franchise taxes and enacted changes in tax laws or rates. ASU
2019-12
is effective for fiscal years beginning after December 15, 2020, with early adoption permitted. Upon adoption, the Company must apply certain aspects of this standard retrospectively for all periods presented while other aspects are applied on a modified retrospective basis through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.
On June 16, 2016, the FASB issued ASU
No. 2016-13,
Financial Instruments-Credit Losses, requiring the measurement and recognition of expected credit losses for financial assets held at amortized cost, which include our accounts receivable and contract assets. The standard also requires that the Company recognizes credit impairment losses related to our available-for-sale
debt securities through an allowance for credit losses instead of a reduction in the cost basis. The effective date of the new standard for all non-public
entities is for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 2021. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition with a cumulative effect adjustment recorded to opening retained earnings as of the initial adoption date. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.